Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Basic and Diluted Net Income Loss Per Share
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the three and six months ended September 30, 2024 and 2023 is presented below:

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) Per Common Share:
Numerator:
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$(113.4)	$15.2	$(156.8)	$(5.3)
Accretion of redeemable noncontrolling interest	(0.3)	—	(0.6)	—

Net income (loss) attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(113.7)	$15.2	$(157.4)	$(5.3)

Denominator:
Weighted average common shares outstanding	288.7	253.4	280.6	253.4

Basic and diluted net income (loss) per common share	$(0.39)	$0.06	$(0.56)	$(0.02)

Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ending March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) per Common Share:
Numerator:
Net income (loss) attributable to Parent	$(93.5)	$(0.3)	$11.1
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$(105.4)	$(0.3)	$11.1

Denominator:
Weighted average common shares outstanding	253.4	253.4	253.4

Basic and diluted net loss per common share	$(0.42)	$(0.00)	$0.04

Schedule of Outstanding Common Shares Issuable Excluded from Diluted Net Income Loss Per Common Share
Additionally, for the three and six months ended September 30, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net income (loss) per common share because they are contingently issuable upon certain vesting criteria that have no
t been met as of the reporting period.

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—	2.2	—